Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Intangible Assets [Abstract]
Schedule of Detailed Information of Intangible Assets
The Company’s intangible assets consisted of the following:

	June 30, 2022
(in USD ‘000)	Gross Carrying Value	Disposal	Impairment	Net Book Value
Intangible assets
Linzagolix	20,000	(600)	(19,400)	—
Nolasiban	4,503	—	—	4,503

Total	24,503	(600)	(19,400)	4,503

	December 31, 2021
(in USD ‘000)	Gross Carrying Value	Disposal	Impairment	Net Book Value
Intangible assets
Linzagolix	20,000	—	—	20,000
Nolasiban	4,503	—	—	4,503
Ebopiprant	2,105	(2,105)	—	—

Total	26,608	(2,105)	—	24,503